Benefit Plans - 401(k) Plans (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Springleaf Financial Services 401(k) Plan
401(K) PLANS
Maximum employer matching contribution (as a percent)	100.00%	100.00%	100.00%
Percentage of employee salary eligible for employer matching contribution	4.00%	4.00%	4.00%
Maximum employer discretionary profit sharing contribution as percentage of annual pay	4.00%
Salaries and benefit expense related to plan	$ 5	$ 4	$ 4
CommoLoCo Thrift Plan
401(K) PLANS
Maximum employer matching contribution (as a percent)	100.00%
Percentage of employee salary eligible for employer matching contribution	3.00%
Employer's match of employees' contributions of the next 3% of eligible compensation (as a percent)	50.00%
Percentage of eligible compensation, matched 50% by employer	3.00%